Lease - Lessee (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Amounts Recognized in Statement of Net Income Loss
Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2020	01/01 to 12/31/2019
Sublease revenues	8	12
Depreciation expenses	(1,209)	(1,060)
Interest expenses	(227)	(271)
Lease expenses for low value assets	(87)	(82)
Variable expenses not include in lease liabilities	(66)	(81)

Total	(1,581)	(1,482)

Disclosure Details Of Lease Liabilities Undiscounted
Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, is presented below:

	12/31/2020	12/31/2019
Up to 3 months	333	320
3 months to 1 year	945	886
From 1 to 5 years	2,830	2,457
Over 5 years	1,930	1,135

Total Financial Liability	6,038	4,798